OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2025	2024
	£m	£m
Loans and advances to customers:
Loans to housing associations	—	4
Other loans	322	318
	322	322
Debt securities	—	56
Other debt instruments	24	36
Equity securities	3	7
	349	421

Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	2025	2024
	£m	£m
Debt securities	9,663	8,792
Total	9,663	8,792